Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in millions):

	June 30,	December 31,
	2018	2017
LNG terminal costs
LNG terminal	$12,702	$12,703
LNG terminal construction-in-process	3,583	3,310
Accumulated depreciation	(1,085)	(880)
Total LNG terminal costs, net	15,200	15,133
Fixed assets
Fixed assets	25	23
Accumulated depreciation	(18)	(17)
Total fixed assets, net	7	6
Property, plant and equipment, net	$15,207	$15,139